CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary share	Additional Paid in Capital	Statutory Reserves	Retained Earnings (accumulated deficit)	Accumulated Other Comprehensive Loss	Noncontrolling interests	Total
Balance at beginning at Jul. 31, 2017	$ 35,000	$ (35,000)	$ 64,111	$ (693,269)	$ 55,017	$ 0	$ (574,141)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution		755,139					755,139
Appropriation to statutory reserve			214,725	(214,725)
Foreign currency translation adjustment					(113,090)		(113,090)
Net income (loss) for the year	0	0	0	1,946,883	0	0	1,946,883
Balance at ending at Jul. 31, 2018	$ 35,000	720,139	278,836	1,038,889	(58,073)	0	2,014,791
Balance at ending (in shares) at Jul. 31, 2018	35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering	$ 2,075	8,772,754					8,774,829
Appropriation to statutory reserve			77,076	(77,076)
Foreign currency translation adjustment					(17,642)		(17,642)
Net income (loss) for the year	0	0	0	429,227	0	0	429,227
Balance at ending at Jul. 31, 2019	$ 37,075	9,492,893	355,912	1,391,040	(75,715)	0	$ 11,201,205
Balance at ending (in shares) at Jul. 31, 2019	37,074,672						37,074,672
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering (in shares)	2,074,672
Foreign currency translation adjustment					11,949	(42,174)	$ (30,225)
Acquisition of 51.2% equity interest in LGC	$ 9,940	21,062,864				19,664,326	40,737,130
Issuance of ordinary shares to acquire LGC (in shares)	9,940,002
Net income (loss) for the year				(14,882,699)		(2,407,669)	(17,290,368)
Balance at ending at Jul. 31, 2020	$ 47,015	$ 30,555,757	$ 355,912	$ (13,491,659)	$ (63,766)	$ 17,214,483	$ 34,617,742
Balance at ending (in shares) at Jul. 31, 2020	47,014,674						47,014,674